RISKS (Details Narrative) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($)
Product Information [Line Items]
Concentration Risk, Credit Risk, Financial Instrument, Maximum Exposure	$ 128,559	$ 1
Allowance for credit loss	$ 0		$ 0
Effective interest rate decreased percentage	2.00%
Variable interest rate	1.00%	1.00%
Post tax profit	$ 17,473		13,069
Accounts Receivable [Member]
Product Information [Line Items]
Concentration Risk, Credit Risk, Financial Instrument, Maximum Exposure	3,997,467		1,068,287
Revenue from Contract with Customer Benchmark [Member]
Product Information [Line Items]
Concentration Risk, Credit Risk, Financial Instrument, Maximum Exposure	$ 1,650,750		$ 1,037,458
Top Five Contract Assets [Member] | Customer [Member] | Customer Assets Concentrations [Member]
Product Information [Line Items]
Concentration risk percentage	99.00%	99.00%	96.00%
Retention Receivables [Member] | Customer [Member] | Retention Receivables Concentration [Member]
Product Information [Line Items]
Concentration risk percentage	100.00%	100.00%	100.00%
Contract Assets [Member] | Customer [Member] | Customer Assets Concentrations [Member]
Product Information [Line Items]
Concentration risk percentage	10.00%	10.00%	11.00%